Derivative Instruments (Details Narrative)	6 Months Ended
Jun. 30, 2024 USD ($)
Derivative Instruments
Estimated period expected to be reclassified	12 months
Foreign currency cash flow fedge loss to be reclassified during next 12 months	$ 1,887